Note 5 - Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Financing Receivable, Allowance for Credit Loss [Table Text Block]
(dollars in thousands)	Construction, land and land development	Other commercial real estate	Residential real estate	Commercial, financial, & agricultural	Consumer and other	Total
Twelve months ended December 31, 2019
Beginning balance	$131	$5,251	$1,181	$618	$96	$7,277
Charge-offs	(29)	(119)	(758)	(403)	(784)	(2,093)
Recoveries	82	218	174	36	65	575
Provision	31	(1,442)	383	1,406	726	1,104
Ending balance	$215	$3,908	$980	$1,657	$103	$6,863

Period-end amount allocated to:
Individually evaluated for impairment	-	1,939	137	1,073	-	3,149
Collectively evaluated for impairment	215	1,969	837	584	103	3,708
Purchase credit impaired	-	-	6	-	-	6
Ending balance	$215	$3,908	$980	$1,657	$103	$6,863

Loans:
Loans individually evaluated for impairment	67	18,024	3,471	2,246	-	23,808
Loans collectively evaluated for impairment	95,965	522,181	191,314	112,077	23,322	944,859
Purchased credit impaired	65	34	11	37	-	147
Ending balance	$96,097	$540,239	$194,796	$114,360	$23,322	$968,814
(dollars in thousands)	Construction, land and land development	Other commercial real estate	Residential real estate	Commercial, financial, & agricultural	Consumer and other	Total
Twelve months ended December 31, 2018
Beginning balance	$1,216	$4,653	$968	$633	$37	$7,507
Charge-offs	-	(257)	(162)	(246)	(300)	(965)
Recoveries	155	52	91	161	75	534
Provision	(1,240)	803	284	70	284	201
Ending balance	$131	$5,251	$1,181	$618	$96	$7,277

Period-end amount allocated to:
Individually evaluated for impairment	39	1,312	61	6	-	1,418
Collectively evaluated for impairment	92	3,939	1,120	612	96	5,859
Ending balance	$131	$5,251	$1,181	$618	$96	$7,277

Loans:
Loans individually evaluated for impairment	531	18,271	4,404	1,050	217	24,473
Loans collectively evaluated for impairment	59,779	417,690	183,188	73,116	23,280	757,053
Ending balance	$60,310	$435,961	$187,592	$74,166	$23,497	$781,526